Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Capital	Tax incentive reserve	Reserve for remuneration and investments	Retained earnings	Proposed additional dividends	Equity Valuation adjustment	Non-controlling interest	Capital reserves Special goodwill reserve	Capital reserves Treasury share	Capital reserves Capital reserve	Income reserves	Income reserves Treasury share	Income reserves Legal reserve	Income reserves Tax incentive reserve	Income reserves Reserve for remuneration and investments
Equity at beginning of period at Dec. 31, 2022	R$ 68,455,847	R$ 63,571,416		R$ 0	R$ 0	R$ 826,731	R$ 52,183	R$ 52,107	R$ 63,074	R$ (607,443)	R$ 693,778		R$ 0	R$ 3,589,552	R$ 214,449
Payment of additional dividend	(826,731)					826,731
Unclaimed dividends and interest on equity	139,766				139,766
Adjustment - Tax incentives	0				99,132										(99,132)
Cancellation of common shares to be held in treasury	0									693,586	(693,586)
Repurchase of common shares for maintenance in treasury	488,758									86,337			402,421
Equity transactions	(23)										(23)
Effects of non-controlling shareholders on investments in Vivo Ventures	511							511
Other comprehensive income	(104,431)				(99,160)		(5,474)	203
Net income for the year	5,039,977				5,029,389			10,588
Allocation of income:
Legal reserve	0				(251,470)									251,470
Interim interest on equity and dividends	2,588,884				2,586,000			2,884
Interim dividends	0				(402,421)								402,421
Additional proposed dividends	0			1,730,972	(1,730,972)	0
Equity at end of period at Dec. 31, 2023	69,627,320	63,571,416		1,730,972	0	0	46,709	60,525	63,074	(194)	215		0	3,841,022	313,581
Payment of additional dividend	(1,500,000)	1,500,000				0
Unclaimed dividends and interest on equity	126,977				126,977
Adjustment - Tax incentives	0				113,352										(113,352)
Repurchase of common shares for maintenance in treasury	1,299,583									0		R$ 1,299,583
Effects of non-controlling shareholders on investments in Vivo Ventures	1,990										0
Other comprehensive income	392,434				367,299		25,146	(11)
Net income for the year	5,557,332				5,547,948			9,384
Allocation of income:
Legal reserve	0				(277,397)							277,397		4,118,419
IOE, Gross amount	(3,105,000)
Interim interest on equity and dividends	3,106,975				3,105,000			1,975
Share cancellation - share buyback program	0				(1,099,584)							R$ 1,099,584
Reserve for remuneration and investments	0			1,446,891	(1,446,891)
Equity at end of period at Dec. 31, 2024	69,799,495	62,071,416	R$ 426,933		0	0	71,855	69,913	63,074	(194)	215		(199,999)	4,118,419	426,933	R$ 3,177,863
Allocation of income:
Equity and liabilities	124,940,673
Payment of additional dividend	(2,000,000)	2,000,000				0
Unclaimed dividends and interest on equity	150,553				150,553
Adjustment - Tax incentives	0				7,559										(7,559)
Repurchase of common shares for maintenance in treasury	1,746,480									0			1,746,480
Effects of non-controlling shareholders on investments in Vivo Ventures	1,833							1,833
Increase (decrease) through acquisition of subsidiary, equity	199,695							199,695
Capital transaction for acquisition	(168,729)										(168,729)
Capital transactions - share consolidation and stock split processes	(4,444)										(4,444)
Other comprehensive income	(36,740)				10,157		(46,802)	(95)
Net income for the year	6,177,543				6,167,906			9,637
Legal reserve	0				(308,395)									308,395
IOE, Gross amount	(3,370,000)
Interim interest on equity and dividends	3,370,000				3,370,000			0
Share cancellation - share buyback program	0			(928,892)						30	(30)		928,892
Reserve for remuneration and investments	0			R$ 2,642,662	(2,642,662)
Equity at end of period at Dec. 31, 2025	69,002,726	R$ 60,071,416	R$ 434,492		R$ 0	R$ 0	R$ 25,053	R$ 280,983	R$ 63,074	R$ (164)	R$ (172,988)		R$ (1,017,587)	R$ 4,426,814	R$ 434,492	R$ 4,891,633
Allocation of income:
Equity and liabilities	R$ 128,071,708